SEGMENTS - Results of segments (Details) - USD ($) $ in Millions	3 Months Ended				12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Segment Information
Revenues	$ 4,288	$ 4,431	$ 4,751	$ 4,771	$ 18,657	[1]	$ 19,352	[1]	$ 20,279	[1]
Segment adjusted EBITDA	511	592	620	450	2,223		2,337		2,710
United States
Segment Information
Revenues	1,168	1,169	1,210	1,228	4,805		5,084		5,340
Segment adjusted EBITDA	200	248	275	180	842		940		974
Japan
Segment Information
Revenues	634	706	747	763	2,923		3,042		2,929
Segment adjusted EBITDA	115	154	140	123	501		534		468
Principal Markets
Segment Information
Revenues	1,516	1,579	1,842	1,825	7,085		7,187		7,587
Segment adjusted EBITDA	100	98	71	52	341		375		609
Strategic Markets
Segment Information
Revenues	970	978	953	955	3,844		4,040		4,424
Segment adjusted EBITDA	$ 96	$ 92	$ 133	$ 96	$ 540		$ 488		$ 660

[1]	Including related-party revenue of $704 in 2021, $645 in 2020 and $613 in 2019